Cash and cash equivalents - Currency profiles of cash and cash equivalents (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Cash and bank balances
Cash and short-term deposit	$ 9,326,072	$ 6,766,347
United States Dollar
Cash and bank balances
Cash and short-term deposit	9,047,212	6,579,951
Singapore Dollar
Cash and bank balances
Cash and short-term deposit	167,380	118,618
Hong Kong Dollar
Cash and bank balances
Cash and short-term deposit	103,792	63,972
Others
Cash and bank balances
Cash and short-term deposit	$ 7,688	$ 3,806